CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 80,781	$ 5,427
Prepaid expenses and other current assets	665	786
Total current assets	81,446	6,213
Property and equipment, net	358	549
Other assets, net	297	141
Total assets	82,101	6,903
Current liabilities:
Accounts payable	1,202	1,019
Accrued compensation and benefits	1,318	1,028
Accrued expenses	8,262	1,682
Repurchase liability for unvested restricted stock awards	132	188
Current portion of term loan	441
Current portion of deferred revenue	1,473	2,225
Total current liabilities	12,828	6,142
Term loan	4,428
Deferred revenue, less current portion		700
Deferred rent	141	228
Total liabilities	17,397	7,070
Stockholders' (deficit) equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized as of September 30, 2013; no shares issued or outstanding
Common stock, $0.001 par value; 113,532,927 shares authorized, 1,739,325 and 2,417,024 shares issued and outstanding at December 31, 2011 and 2012	18	2
Additional paid-in capital	145,351	7,604
Accumulated deficit	(80,665)	(47,589)
Total stockholders' deficit	64,704	(39,983)
Total liabilities, convertible preferred stock and stockholders' deficit	82,101	6,903
Series A convertible preferred stock
Temporary equity
Convertible Preferred Stock		27,260
Stockholders' (deficit) equity:
Total stockholders' deficit		27,260
Series B Convertible Preferred Stock
Temporary equity
Convertible Preferred Stock		12,556
Stockholders' (deficit) equity:
Total stockholders' deficit		$ 12,556